Cover	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ASTRA SPACE, INC.
Entity Central Index Key	0001814329
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false